Fair Values of Assets and Liabilities - Losses Recognized Related to Nonrecurring Fair Value Measurements of Individual Assets or Portfolios (Detail) - Fair Value, Measurements, Nonrecurring [Member] - USD ($)
$ in Millions
12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Loans [Member]
Fair Value Assets Measured On Nonrecurring Basis Losses Recognized [Line Items]
Losses recognized related to nonrecurring fair value measurements	$ 40	$ 60	$ 426
Other Assets [Member]
Fair Value Assets Measured On Nonrecurring Basis Losses Recognized [Line Items]
Losses recognized related to nonrecurring fair value measurements	$ 20	$ 25	$ 21